Financial Instruments - Summary of Financial Assets And Liabilities (Detail) - Apr. 30, 2019 - Currency risk [member] $ in Thousands, $ in Thousands	CAD ($)	MXN ($)
Cash [member]
Disclosure of carrying amounts and fair values of financial assets and financial liabilities [line items]
Cash	$ 117	$ 3,170
Other Working Capital [member]
Disclosure of carrying amounts and fair values of financial assets and financial liabilities [line items]
Other working capital amounts - net	859	11,738
Long Term Financial Liabilities [member]
Disclosure of carrying amounts and fair values of financial assets and financial liabilities [line items]
Long-term liabilities	$ (3,177)	$ 0